Consolidated statement of stockholders' equity (Parenthetical) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Unrealized losses on securities, tax	$ 21		$ 0	$ (20)
Predecessor [Member]
Unrealized losses on securities, tax		$ (68)